Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 55,815	$ 5,464
Trade receivables	339,405	222,108
Prepaids and other assets	21,530	6,377
Financial derivatives	23,274	10,105
Total current assets	440,024	244,054
Non-current assets
Exploration and evaluation assets	90,919	168,684
Oil and gas properties	6,619,033	4,620,766
Other plant and equipment	7,936	6,568
Lease assets	28,145	6,453
Prepaids and other assets	61,729	0
Deferred income tax asset	213,145	57,244
Total assets	7,460,931	5,103,769
Current liabilities
Trade payables	477,295	227,332
Share-based compensation liability	28,508	44,863
Dividends payable	18,381	0
Lease obligations	13,391	3,521
Asset retirement obligations	20,448	12,813
Total current liabilities	558,023	288,529
Non-current liabilities
Other long-term liabilities	19,147	0
Share-based compensation liability	7,224	9,209
Credit facilities	848,749	383,031
Long-term notes	1,562,361	547,598
Lease obligations	16,056	3,017
Asset retirement obligations	602,951	576,110
Deferred income tax liability	21,333	265,858
Total liabilities	3,635,844	2,073,352
SHAREHOLDERS’ EQUITY
Shareholders' capital	6,527,289	5,499,664
Contributed surplus	193,077	89,879
Accumulated other comprehensive income	690,917	756,195
Deficit	(3,586,196)	(3,315,321)
Total shareholders' equity	3,825,087	3,030,417
Total liabilities and shareholders' equity	$ 7,460,931	$ 5,103,769